Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivative Contracts
	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2025
	$ thousands	$ thousands
Derivatives designated as hedging instruments:
Currency forward contracts	1,242	(2)

Total derivatives	1,242	(2)

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2024
	$ thousands	$ thousands
Derivatives designated as hedging instruments:
Currency forward contracts	508	(76)

Total derivatives	508	(76)

Schedule of Notional Amounts of Outstanding Derivative Positions
	December 31,	December 31,
	2025	2024
	$ thousands	$ thousands
Derivatives designated as hedging instruments:
Currency forward contracts	16,641	21,248

Schedule of Derivative Contracts on Consolidated Statements of Operations
	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands

Cost of revenues	(452)	(123)	(901)
Research and development, net	(1,394)	(215)	(1,544)
Sales and marketing	(435)	(76)	(443)
General and administrative	(580)	(106)	(721)
Financial and other expenses, net	-	-	(498)